Acquisitions and business divestments (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions and business divestments
Acquisitions
($ in millions, except number of acquired businesses)	2019	2018	2017
Purchase price for acquisitions (net of cash acquired)(1)	—	2,638	1,992
Aggregate excess of purchase price over fair value of net assets
acquired(2)	92	1,472	1,267
Number of acquired businesses	—	3	4

(1) Excluding changes in cost‑ and equity‑accounted companies.

(2) Recorded as goodwill (see Note 11). Includes adjustments of $92 million in 2019 arising during the measurement period of acquisitions, primarily reflecting changes in the valuation of net working capital, deferred tax liabilities and intangible assets acquired.

Allocation of the purchase consideration for business acquisition
	GEIS		2017
($ in millions)	Allocated amounts	Weighted-average useful life	Allocated amounts(1)	Weighted-average useful life

Technology	92	7 years	412	7 years
Customer relationships	178	12 years	264	20 years
Trade names	135	13 years	61	10 years
Supply agreement	32	13 years	—
Intangible assets	437		737
Property, plant and equipment	373		131
Debt acquired	—		(50)
Deferred tax liabilities	(45)		(249)
Inventories	405		176
Other assets and liabilities, net(2)	(19)		(20)
Goodwill(3)	1,534		1,267
Noncontrolling interest	(63)		—
Total consideration (net of cash acquired)(4)	2,622		1,992

(1) Excludes measurement period adjustments related to prior year acquisitions.

(2) Gross receivables from the GEIS acquisition totaled $658 million; the fair value of which was $624 million after adjusting for contractual cash flows not expected to be collected.

(3) The amount of goodwill which is tax deductible is $769 million.

(4) Primarily relates to the acquisition of B&R in 2017. Cash acquired in the GEIS acquisition totaled $192 million.

Unaudited pro forma financial information
($ in millions)	2018	2017
Total revenues	28,936	27,881
Income from continuing operations, net of tax	1,622	1,631

Adjustments included in pro forma results of related acquisition
($ in millions)	2018	2017
Impact on cost of sales from additional amortization of intangible assets	(10)	(20)
Impact on cost of sales from fair valuing acquired inventory	26	(26)
Impact on cost of sales from additional depreciation of property, plant
and equipment	(4)	(8)
Impact on selling, general and administrative expenses from additional
amortization of intangible assets	(5)	(12)
Impact on selling, general and administrative expenses from
acquisition-related costs	44	20
Impact on interest expense from financing costs	(15)	(62)
Taxation adjustments	(5)	33
Total pro forma adjustments	31	(75)